Borrowings - Summary of Financial Liabilities by Maturity Grouping (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	€ 2,186	€ 2,362
Trade payables and customer advances	296,965	270,936
Borrowings	395,824
Lease liabilities	585,313	443,507
Other current and non-current financial liabilities	175,085	216,051
Total	1,455,373	€ 1,403,911
Total contractual cash flows
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	2,186
Trade payables and customer advances	296,965
Borrowings	399,790
Lease liabilities	656,354
Other current and non-current financial liabilities	175,085
Total	1,530,380
Within 1 Year
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	2,186
Trade payables and customer advances	296,965
Borrowings	285,732
Lease liabilities	139,556
Other current and non-current financial liabilities	23,373
Total	747,812
2 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	74,151
Lease liabilities	117,022
Other current and non-current financial liabilities	0
Total	191,173
3 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	28,166
Lease liabilities	93,430
Other current and non-current financial liabilities	0
Total	121,596
Beyond
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	11,741
Lease liabilities	306,346
Other current and non-current financial liabilities	151,712
Total	€ 469,799